FAIR VALUE MEASUREMENTS (Change in Fair Value of Derivatives) (Details) - CNY (¥)	9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Derivative Instruments, Gain (Loss) [Line Items]
Change in fair value of derivatives	¥ (25,635,865)	¥ (35,870,286)
Foreign Exchange Forward [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Change in fair value of derivatives	(119,547)	(53,009,577)
Embedded Derivatives [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Change in fair value of derivatives	(6,061,281)	647,419
Call spread options [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Change in fair value of derivatives	0	(218,934)
Call Option [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Change in fair value of derivatives	0	(18,226,535)
Warrant [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Change in fair value of derivatives	0	¥ 34,937,341
Rate Cap Derivative [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Change in fair value of derivatives	¥ (19,455,037)